Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt [Abstract]
DEBT

NOTE 4 - DEBT

Note payable

As of September 30, 2014, the Company had a term loan with a third party financial institution for $124,000 with an outstanding balance of $90,898. The note is subject to annual interest of 4.5%. The note is collateralized by all of the assets of NAC and Conic Systems Inc. (“Conic”), an entity owned by the Company’s Chief Executive Officer (“CEO”), and a guarantee issued by the Company’s CEO.

Debt with related parties

As of September 30, 2014, the Company had an outstanding non-interest bearing loan from its CEO and majority shareholder, amounting to $20,500. The Company also obtained a loan from a family member of the CEO amounting to $200,000 which is subject to annual interest of three percent (3%). Both loans have no stated maturity date.

On January 20, 2014, the Company obtained a non-interest bearing loan from the CEO amounting to $115,000. The loan matured on May 30, 2014 and is currently past due.

In January and April 2014, the Company obtained non-interest bearing loans from a director each amounting to $10,000. The loans have a term of six (6) months and the outstanding balance on these loans as of September 30, 2014 amounted to $20,000.

In April 2014, the Company issued a note to a director amounting to $25,000. The note is subject to annual interest of 12.5% and a minimum interest of $1,562. The note shall be paid at the earlier of the Company’s receipt of $50,000 in debt or equity funding or 365 days. As of September 30, 2014, the note is outstanding.

During the nine months ended September 30, 2014, the Company paid $16,000 in connection with its debt owed to Conic. As of September 30, 2014, the outstanding balance on this debt amounted to $3,318, which is reflected as long-term debt.

Convertible debt

In connection with the Share Exchange Agreement, the Company issued a 12% convertible note to a third party which has a term of one (1) year and a conversion price of $0.30. Beginning on September 29, 2014 and on each of the following six (6) successive months thereafter, the Company is obligated to pay 1/6th of the face amount of the note and accrued interest. All overdue accrued and unpaid interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. The Company may prepay the note for the sum of the then outstanding principal amount of the note and guaranteed interest multiplied by 125%. The note includes a reset provision in the conversion price in the event the Company subsequently sells shares at a price lower than $0.30. As a result, the Company determined that the conversion feature of the note qualified for derivative accounting. The fair value of the embedded conversion feature as determined using the Black-Scholes option pricing model amounted to $341,987 which was recognized as a debt discount and amortized over the term of the note. The Company also paid fees to the lender amounting to $10,000 which was also recognized as a debt discount and amortized over the term of the note. The interest payable due in September 2014 is currently past due. Amortization of debt discount for the nine months ended September 30, 2014 amounted to $148,471 for such note.

The Company engaged an investment banking firm during the three months ended September 30, 2014 to assist the Company in raising bridge financing until it can complete its registered public offering. In connection with this bridge financing strategy, on September 9, 2014 the Company issued a 12% note in the amount of $50,000 to a third party, which has a one (1) year term and, assuming the investor elects, is convertible to common stock beginning four (4) months from the issuance date of the note or upon an event of default. If conversion is elected, the conversion price is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10-day trading period immediately prior to conversion. The investor elected not to accept the conversion feature. The note contains an embedded derivative but is not recognized until the note becomes convertible. Based on the above terms, the Company determined that the conversion feature of the note does not qualify for derivative accounting as of September 30, 2014. The Company is obligated to pay the principal amount and accrued interest in cash at the earlier of the time of its planned public offering or the maturity date of the note. In connection with the note, the Company issued 12,500 shares of common stock to the note holder with a relative fair value of $13,636 which was recognized as a discount to the note. The Company also issued 1,250 shares of common stock with a fair value of $1,875 and paid $6,000 fees both of which were recognized as deferred financing fees. The debt discount and deferred financing fees were amortized over the term of the note. Amortization expense during the nine months ended September 30, 2014 amounted to $1,297 for such note.

NOTE 4 – DEBT

Line of credit

As of December 31, 2013, the Company had a term loan with a third party financial institution for $124,000 with an outstanding balance of $109,490.  The note is subject to annual interest of 4.5%. The note is collateralized by all of the assets of NAC and Conic Systems Inc. (“Conic”), an entity owned by the Company’s CEO, and a guarantee issued by the Company’s CEO.

Debt with related parties

As of December 31, 2013, the Comp has an outstanding non-interest bearing loan from its CEO and majority shareholder, amounting to $21,000.  The Company also obtained a loan from a family member of the CEO amounting to $200,000 which is subject to annual interest of 3%.  Both loans have no stated maturity dates.

In 2010, the Company obtained a loan from Conic amounting to approximately $56,000.  This loan is subject to annual interest of 4.85% and matures on December 31, 2015.  As of December 31, 2013 this loan has an outstanding balance of $3,318.  In December, 2013, the Company obtained a non-interest bearing loan from Conic amounting to $16,000.  As of December 31, 2013 this loan has an outstanding balance of $16,000.  Subsequently, the loan was repaid in full in January 2014.